SUMMARY OF WARRANT ACTIVITY (Details) - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Weighted average exercise price, beginning balance		$ 25.65	$ 0.70
Number of warrants, forfeited	[1]
Weighted average exercise price, forfeited
Number of series seed shares warrants, exercised	[1]
Weighted average exercise price, exercised		0.01	$ 0.43
Weighted average exercise price, granted		19.39
Weighted average exercise price, converted		21.00
Number of warrants, exercised	[1]
Weighted average exercise price, ending balance		24.42	$ 25.65
Minimum [Member]
Exercise price range per share, beginning balance		18.00	0.43
Exercise price range per share, exercised		16.50	18.00
Exercise price range per share, granted		0.01
Exercise price range per share, converted		16.50
Exercise price range per share, ending balance		16.50	18.00
Maximum [Member]
Exercise price range per share, beginning balance		86.71	86.71
Exercise price range per share, exercised		86.71	86.71
Exercise price range per share, granted		33.00
Exercise price range per share, converted		33.00
Exercise price range per share, ending balance		$ 86.71	$ 86.71
Common Stock [Member]
Number of warrants, beginning balance	[1]	522	522
Number of warrants, forfeited	[1]
Number of series seed shares warrants, exercised	[1]	(210,000)
Number of warrants, granted	[1]	210,000
Number of warrants, converted	[1]
Number of warrants, exercised	[1]
Number of warrants, ending balance	[1]	522	522
ABCD Warrants [Member]
Number of warrants, beginning balance	[1]
Number of warrants, forfeited	[1]
Number of series seed shares warrants, exercised	[1]
Number of warrants, granted	[1]	845,046
Number of warrants, converted	[1]	(51,334)
Number of warrants, exercised	[1]
Number of warrants, ending balance	[1]	793,712
Series Seed Preferred Warrants [Member]
Number of warrants, beginning balance			4,165
Number of warrants, forfeited
Number of series seed shares warrants, exercised
Number of warrants, granted	[1]
Number of warrants, converted	[1]
Number of warrants, exercised
Number of warrants, ending balance		4,165
Series A2 Warrants [Member]
Number of warrants, beginning balance			441,605
Number of warrants, forfeited
Number of series seed shares warrants, exercised			(441,605)
Number of warrants, granted
Number of warrants, converted
Number of warrants, exercised
Number of warrants, ending balance
Warrant [Member]
Exercise price range per share, beginning balance		$ 0.43
Exercise price range per share, exercised		0.01	$ 0.43
Exercise price range per share, ending balance		$ 0.01	$ 0.43

[1]	Only ordinary shares were adjusted in the March 24, 2023 reverse stock split.